TCG Financial Series Trust V

Summary Prospectus

TCG Advantage Money Market Fund,

formerly TCG US Government Advantage Money Market Fund

Class     Ticker Symbol

Institutional Shares	[ GAIXX ]
Service Shares	[ n/a ]
Investor A Shares	[ n/a ]
Investor B Shares	[ n/a ]
Investor C Shares	[ n/a ]

October 30, 2015

Before you invest, you may want to review the Fund’s complete prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund at: http://www.CatalystTCGFunds.com.You can also get this information at no cost by calling 1-800-494-2755, emailing JimS@CatalystMF.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s prospectus and statement of additional information, both dated October 30, 2015, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

TABLE OF CONTENTS

FUND SUMMARY:  TCG Advantage Money Market Fund

1

Investment Objective

1

Fees and Expenses of the Fund

1

Principal Investment Strategies of the Fund

2

Principal Risks of Investing in the Fund

3

The Fund’s Past Performance

5

Tax Information

5

Payments to Broker-Dealers and Other Financial Intermediaries

5

FUND SUMMARY:  TCG ADVANTAGE MONEY MARKET FUND

Investment Objective: The investment objective of TCG Advantage Money Market Fund (“Fund”), a series of TCG Financial Series Trust V (“Trust”), is to achieve preservation of capital, current income, liquidity and stability of principal.

Fees and Expenses of the Fund: The following table describes the fees and expenses that you may pay if you buy and hold shares of the TCG Advantage Money Market Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Management Fee	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees[1]	None	None	None	None	None
Shareholder Servicing Fee	None	0.05%	0.10%	0.15%	0.20%
Other Expenses[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.60%	0.65%	0.70%	0.75%	0.80%
Fee Waiver and/or Expense Reimbursement [3]	(0.30)%	(0.35)%	(0.40)%	(0.45)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement [4]	0.30%	0.30%	0.30%	0.30%	0.30%

1

The Fund has adopted a Rule 12b-1 Plan for each of its share classes that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through October 31, 2016.

2

Estimated for the current fiscal year.  Service Shares, Investor A Shares, Investor B Shares and Investor C Shares are not yet being offered for sale at this time.

3

As described in the “Management of the Funds” section of the Fund’s prospectus on pages 12 and 13, Catalyst has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding any front-end or contingent deferred loads, any Rule 12b-1 fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 0.30% for all share classes until October 31, 2016 (the “contractual expense limitation agreement”). The Fund may have to repay some of these waivers and/or reimbursements to Catalyst in the following three (3) years provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The contractual expense limitation agreement may be terminated by a majority of the non-interested Trustees upon sixty (60) days’ written notice to the Advisor and will terminate automatically upon the termination of the Management Services Agreement.  The Advisor may not terminate this agreement without the consent of the Board of Trustees of the Trust, which consent will not be unreasonably withheld.

4

The ratios of total annual fund operating expenses in this table (the “Expense Ratios”) do not match the ratio of expenses to average net assets in the “Financial Highlights” section of the prospectus because the Expense Ratios are restated to reflect current contractual fees and estimates of the operating expenses of the Fund based on the new Management Services Agreement and Expense Limitation Agreement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The calculations for years after Year #1 in the example assume that the Fund’s Rule 12b-1 Distribution Fee has been included.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Institutional Shares	Service Shares	Investor A Shares	Investor B Shares	Investor C Shares
Year 1	$31	$31	$31	$31	$31
Year 3	$162	$173	$184	$195	$205
Year 5	$305	$328	$350	$373	$395
Year 10	$721	$777	$833	$888	$943

Principal Investment Strategies of the Fund

The TCG Advantage Money Market Fund (the “Fund”) seeks to achieve its objective by investing in short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Fund will primarily invest in deposits (“Deposits”) in accounts with banks or savings and loan associations (“Insured Institutions”) insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC insurance is be backed by the full faith and credit of the U.S. Government. The Fund’s Deposits (including accrued interest) at any Insured Institution will not exceed the FDIC’s Standard Maximum Deposit Insurance Amount, which currently is $250,000. To the extent that each of the Fund’s Deposits are below the $250,000 limit each Deposit will be fully insured by the FDIC. The Fund does not intend exceed this limit.

The Fund will only make Deposits in Insured Institutions rated by a nationally recognized statistical rating (organization (“NRSRO”) in one of its two highest short-term rating categories (within which there may be gradations or sub-categories). If an Insured Institution is rated by more than one NRSRO, at least two NRSROs must rate its Deposits in one of their two highest short-term rating categories. If an Insured Institution has not received short-term ratings from any NRSRO, the Fund must determine that it is of comparable quality to a Deposit in a rated Insured Institution. Independent of any ratings, Deposits by the Fund present minimal credit risk and qualify for investment by the Fund because they are FDIC insured to the extent that each of the Fund’s Deposits are below the $250,000 limit.

The Fund may also invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“Government Securities”), or in repurchase agreements for Government Securities. The Fund may also invest in other money market funds that have substantially the same investment objective and strategies as the Fund. All investments will be payable in U.S. dollars.

The Fund’s Advisor will determine which of these securities to buy and sell based on its assessment of the relative values of various short-term U.S. Government securities and Deposits. The Fund is a money market fund which seeks to maintain a net asset value of $1.00 per share. Additionally, the Fund’s dollar-weighted average legal maturity (WAM) will be 60 days or less, and the dollar-weighted average life to maturity (WAL) of all of its investments will be 120 days or less. The Fund invests only in U.S. dollar-denominated securities.

The Fund may invest in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund’s Advisor seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates as well as the credit quality of the issuer.

Principal Risks of Investing in the Fund:

The TCG Advantage Money Market Fund is subject to management risk and the Fund may not achieve its objective if the Advisor’s expectations regarding particular securities or interest rates are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investments in Fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Limited History of Operations. The Fund is a new or relatively new mutual fund and has a limited history of operations for investors to evaluate. The Advisor has extensive experience in managing mutual funds but only recently has begun to manage money market funds.

Management Risk.  The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Market Risk.  Overall market risks may also affect the value of the Fund.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Interest Rate Risk. Changes in short-term interest rates will cause changes to the Fund’s yield. In addition, a low-interest rate environment may prevent the Fund from providing a positive yield or maintaining a stable net asset value of $1.00 per share.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk. There is a risk that the issuer of a security, or the counterparty to a repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation.

Government Securities Risk. There is a risk that the U.S. Government could default on the repayment of these securities.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Floating and Variable Rate Instrument Risk. Floating and variable rate instruments provide for a periodic adjustment in the interest rate paid on the instrument. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate instruments may be subject to greater liquidity risk than other debt instrument, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.

Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Repurchase Agreement Risk. There is a risk that the counter-party to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.

Risk Associated with the Fund Holding Cash. Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund’s performance.

State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Risk of Regulation of Money Market Funds. The Securities and Exchange Commission (SEC) has recently adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields achieved by certain money market funds. The SEC may adopt additional reforms to money market regulation, which may impact the operation or performance of the Fund.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

The Fund’s Past Performance

Because the Fund does not yet have a full calendar of investment operations, no performance information is presented for the Fund at this In the future the Fund will include a bar chart and table which will include such information that will provide some indication of the risks of investing in the Fund by showing the variability of performance and by comparing the Fund's performance with those of the daily 30 day U.S. Treasury yield as reported by the U.S. Department of the Treasury.

Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund’s website at www.CatalystTCGFunds.com or by calling the Fund toll-free at 1-800-494-2755.

Advisor:

Catalyst Capital Advisors, LLC is the Fund’s investment advisor (the “Advisor”).

Portfolio Manager:

Michael Schoonover, Portfolio Manager of the Advisor, serves as the Fund’s Portfolio Manager.  Mr. Schoonover has served the Fund in this capacity since 2015.

Purchase and Sale of Fund Shares:

The minimum initial investment in the Fund is $500 for a regular account, $500 for an IRA account, or $100 for an automatic investment plan account. The minimum subsequent investment in the Fund is $50.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemptions requests may be made in writing, by telephone or through a financial intermediary and will be paid by check of wire transfer.

Tax Information:

Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or a 401(k) plan.  If you are investing in a tax-free plan, distributions may be taxable upon withdrawal from the plan.

Payments to Broker-Dealers and Other Financial Intermediaries:

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.